Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Disclosure of financial liabilities [line items]
Borrowings	₨ 581,588	$ 8,932	₨ 745,780	$ 11,454	₨ 676,112
Acceptances	94,173	1,446	113,304
Trade and other payables	256,058	3,933	285,794
Derivative financial liabilities	1,432	22	8,216
Carrying amount [member]
Disclosure of financial liabilities [line items]
Borrowings	581,588	8,932	745,780
Acceptances	94,173	1,446	113,304
Trade and other payables	181,453	2,787	217,993
Derivative financial liabilities	2,610	40	8,773
Total	859,824	13,205	1,085,850
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Borrowings	582,366	8,944	747,693
Acceptances	94,173	1,446	113,304
Trade and other payables	181,453	2,787	217,993
Derivative financial liabilities	2,610	40	8,773
Total	860,602	$ 13,217	1,087,763
Derivatives used for hedging [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	2,610		8,773
Total	2,610		8,773
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Borrowings	581,588		745,780
Acceptances	94,173		113,304
Trade and other payables	178,465		217,993
Total	854,226		₨ 1,077,077
Other Financial Liability [member]
Disclosure of financial liabilities [line items]
Trade and other payables	2,988
Total	₨ 2,988